Operating expenses - Employee (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Average number of persons employed
Average number of employees	14,700	20,200	25,600
Number of employees	14,400	14,900	25,400
Continuing operations | UK
Average number of persons employed
Number of employees	12,800	14,500	16,300
Continuing operations | Europe
Average number of persons employed
Number of employees	1,600	400	500
Continuing operations | Rest Of the World
Average number of persons employed
Number of employees			8,600
Continuing operations | UK Personal & Business Banking
Average number of persons employed
Number of employees	10,200	11,000	13,300
Continuing operations | Commercial Banking
Average number of persons employed
Number of employees	300	200	100
Continuing operations | Private Banking
Average number of persons employed
Number of employees	1,400	1,600	1,700
Continuing operations | Commercial & Private Banking
Average number of persons employed
Number of employees	1,700	1,800	1,800
Continuing operations | Central items & other
Average number of persons employed
Number of employees	2,500	2,100	10,300
Discontinued Operations
Average number of persons employed
Average number of employees	2,100	3,600	4,200
Number of employees	800	3,400	3,800